Award Timing Disclosure	12 Months Ended
Dec. 28, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policy Regarding the Pricing and Timing of Equity Awards.
While we have not adopted a form
al
policy regarding the timing of equity awards, the Compensation Committee has historically made annual equity award grants to our named executive officers, during the first quarter of the fiscal year, at the same time equity awards are granted to our eligible general employee base. This timing allows the Compensation Committee to have the benefit of considering our year-end financial and operational results prior to setting any performance goals applicable to equity grants and is not scheduled in a manner that intentionally benefits our named executive officers or employees. The Committee neither grants equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on equity award grant dates.